ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified			12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 John Kuhns	Dec. 31, 2012 Mary Fellows	Dec. 31, 2011 Xiaopengzu	Dec. 31, 2011 Ruiyang	Dec. 31, 2011 Wuliting	Dec. 31, 2011 Wuliting Maximum	Dec. 31, 2011 Dazhaihe, Wangkeng, and Wuliting	Dec. 31, 2011 Wangkeng Maximum	Dec. 31, 2012 Yingchuan	Dec. 31, 2011 Yingchuan Maximum	Dec. 31, 2012 Jinling	Dec. 31, 2011 Jinling	Dec. 31, 2012 Jinling 24% loan from non-financial institutions	Dec. 31, 2012 Jinling 18% loan from non-financial institutions	Dec. 31, 2012 Jinling 32% loan from non-financial institutions	Dec. 31, 2011 Jinling Maximum	Dec. 31, 2012 Jinlong	Dec. 31, 2011 Jinlong	Dec. 31, 2011 Jinlong Maximum	Dec. 31, 2011 Jiulongshan	Dec. 31, 2012 Hengda	Dec. 31, 2012 Binglangjiang	Dec. 31, 2012 Dazhaihe, Hengda, Xineng and Banzhu
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Purchase consideration payable		$ 4,752			$ 1,825	$ 18	$ 2,909
Aggregate termination benefits payable	3,445	2,583	1,250	500
Period over which the company shall pay aggregate termination benefits			24 months	24 months
Period from furnishing of final documentation for refund of deposits								10 days		10 days		10 days
Period from acquisition for providing documentation by the original shareholders								1 year		1 year		1 year
Guarantee deposits from original shareholders of acquired subsidiaries	1,358	4,265									87		1,271
Amounts due to original shareholders of Dazhaihe, Wangkeng, and Wuliting for their entitlement to net working capital surplus									2,785
Amounts due to original shareholders of acquired subsidiaries for borrowings before acquisition date														18,735											1,271
Weighted average interest rate (as a percent)														7.33%
Loans from third parties	$ 13,627	$ 14,483			$ 3,174		$ 3,174						$ 9,139	$ 3,483	$ 32	$ 2,743	$ 6,364		$ 4,121	$ 1,478		$ 3,174	$ 240	$ 127
Annual interest rate on short-term loans (as a percent)					21.60%		21.60%						18.00%	18.55%	24.00%	18.00%	32.00%			18.00%		21.60%
Repayment term of loans																		1 year			1 year